UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)
________

2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis and Bockius LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2015

Date of reporting period: January 31, 2015

Item 1.   Schedule of Investments

Janus (Formerly VelocityShares)
Schedule of Investments ● Equal Risk Weighted Large Cap ETF ● January 31, 2015
(Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.2%

Consumer Discretionary — 16.0%
Amazon.com*	14	$4,963
AutoNation*	40	2,385
AutoZone*	8	4,776
Bed Bath & Beyond*	89	6,654
Best Buy	77	2,710
BorgWarner	52	2,809
Cablevision Systems, Cl A	177	3,349
CarMax*	34	2,111
Carnival	62	2,725
CBS, Cl B	65	3,563
Chipotle Mexican Grill, Cl A*	20	14,197
Coach	230	8,553
Comcast, Cl A	63	3,348
Darden Restaurants	127	7,795
Delphi Automotive	44	3,024
DIRECTV*	112	9,551
Discovery Communications, Cl A*	48	1,391
Discovery Communications, Cl C*	49	1,366
Dollar General*	71	4,761
Dollar Tree*	78	5,546
DR Horton	137	3,359
Expedia	41	3,523
Ford Motor	214	3,148
Fossil Group*	59	5,770
GameStop, Cl A	126	4,441
Gannett	76	2,357
Gap	93	3,831
Garmin	104	5,445
General Motors	92	3,001
Genuine Parts	33	3,067
Goodyear Tire & Rubber	83	2,012
H&R Block	102	3,497
Harley-Davidson	46	2,838
Harman International Industries	18	2,334
Hasbro	295	16,201
Home Depot	47	4,908
Interpublic Group	143	2,852
Johnson Controls	50	2,323
Kohl's	171	10,212
L Brands	66	5,586
Leggett & Platt	94	4,007
Lennar, Cl A	79	3,548
Lowe's	60	4,066
Macy's	78	4,983
Marriott International, Cl A	39	2,905
Mattel	250	6,725
McDonald's	67	6,193
Michael Kors Holdings*	152	10,760
Mohawk Industries*	17	2,806
Netflix*	25	11,045
Newell Rubbermaid	159	5,862
News, Cl A*	202	3,008
NIKE, Cl B	123	11,347
Nordstrom	85	6,477
Omnicom Group	44	3,203
O'Reilly Automotive*	21	3,935
Priceline Group*	4	4,038
PulteGroup	141	2,903
PVH	58	6,395
Ralph Lauren, Cl A	29	4,840

Description	Shares	Fair Value

Ross Stores	80	$7,337
Royal Caribbean Cruises	27	2,040
Scripps Networks Interactive, Cl A	75	5,332
Staples	1,550	26,427
Starbucks	73	6,390
Starwood Hotels & Resorts Worldwide	40	2,879
Target	69	5,079
Tiffany	34	2,946
Time Warner	72	5,611
Time Warner Cable	24	3,267
TJX	103	6,792
Tractor Supply	44	3,571
TripAdvisor*	45	3,016
Twenty-First Century Fox, Cl A	119	3,946
Under Armour, Cl A*	75	5,406
Urban Outfitters*	342	11,922
VF	62	4,301
Viacom, Cl B	39	2,512
Walt Disney	41	3,729
Whirlpool	13	2,588
Wyndham Worldwide	39	3,268
Wynn Resorts	44	6,510
Yum! Brands	46	3,325
		423,522
Consumer Staples — 12.8%
Altria Group	224	11,895
Archer-Daniels-Midland	71	3,311
Avon Products	984	7,616
Brown-Forman, Cl B	42	3,733
Campbell Soup	121	5,535
Clorox	750	80,033
Coca-Cola	497	20,461
Coca-Cola Enterprises	64	2,694
Colgate-Palmolive	83	5,604
ConAgra Foods	402	14,243
Constellation Brands, Cl A*	35	3,866
Costco Wholesale	43	6,149
CVS Caremark	47	4,614
Dr Pepper Snapple Group	86	6,645
Estee Lauder, Cl A	71	5,012
General Mills	97	5,091
Hershey	56	5,724
Hormel Foods	117	5,993
JM Smucker	54	5,570
Kellogg	61	4,000
Keurig Green Mountain	143	17,526
Kimberly-Clark	48	5,182
Kraft Foods Group	56	3,659
Kroger	101	6,974
McCormick	60	4,283
Mead Johnson Nutrition, Cl A	47	4,629
Molson Coors Brewing, Cl B	50	3,796
Mondelez International, Cl A	97	3,418
Monster Beverage*	66	7,719
PepsiCo	93	8,722
Philip Morris International	121	9,709
Procter & Gamble	97	8,176
Reynolds American	92	6,251
Sysco	117	4,583
Tyson Foods, Cl A	208	8,120
Walgreens Boots Alliance	90	6,637
Wal-Mart Stores	92	7,818
Whole Foods Market	130	6,772
		331,763

Janus (Formerly VelocityShares)
Schedule of Investments ● Equal Risk Weighted Large Cap ETF ● January 31, 2015
(Unaudited)

Description	Shares	Fair Value

Energy — 5.5%
Anadarko Petroleum	31	$2,534
Apache	45	2,816
Baker Hughes	65	3,769
Cabot Oil & Gas	175	4,638
Cameron International*	60	2,687
Chesapeake Energy	133	2,551
Chevron	27	2,768
Cimarex Energy	24	2,477
ConocoPhillips	40	2,519
CONSOL Energy	85	2,461
Denbury Resources	445	3,071
Devon Energy	35	2,109
Diamond Offshore Drilling	524	16,522
Ensco, Cl A	101	2,832
EOG Resources	27	2,404
EQT	39	2,903
Exxon Mobil	38	3,322
FMC Technologies*	65	2,436
Halliburton	84	3,359
Helmerich & Payne	41	2,442
Hess	35	2,362
Kinder Morgan	74	3,038
Marathon Oil	95	2,527
Marathon Petroleum	51	4,722
Murphy Oil	57	2,560
Nabors Industries	189	2,175
National Oilwell Varco	50	2,722
Newfield Exploration*	65	1,936
Noble	133	2,157
Noble Energy	58	2,769
Occidental Petroleum	45	3,600
ONEOK	47	2,069
Phillips 66	39	2,742
Pioneer Natural Resources	25	3,763
QEP Resources	119	2,406
Range Resources	104	4,812
Schlumberger	36	2,966
Southwestern Energy*	196	4,859
Spectra Energy	84	2,809
Tesoro	85	6,947
Transocean	226	3,684
Valero Energy	83	4,389
Williams	58	2,544
		145,178
Financials — 18.4%
ACE	39	4,211
Affiliated Managers Group*	11	2,261
Aflac	64	3,653
Allstate	87	6,072
American Express	33	2,663
American International Group	51	2,492
American Tower, Cl A‡	56	5,429
Ameriprise Financial	17	2,124
Aon	48	4,323
Apartment Investment & Management, Cl A‡	187	7,454
Assurant	46	2,922
AvalonBay Communities‡	78	13,493
Bank of America	284	4,303
Bank of New York Mellon	102	3,672
BB&T	128	4,517
Berkshire Hathaway, Cl B*	32	4,605
BlackRock, Cl A	7	2,384

Description	Shares	Fair Value

Boston Properties‡	49	$6,801
Capital One Financial	52	3,807
CBRE Group, Cl A*	79	2,555
Charles Schwab	83	2,156
Chubb	55	5,385
Cincinnati Financial	77	3,889
Citigroup	69	3,240
CME Group, Cl A	92	7,848
Comerica	82	3,403
Crown Castle International‡	173	14,966
Discover Financial Services	63	3,426
E*TRADE Financial*	100	2,305
Equity Residential‡	156	12,107
Essex Property Trust‡	33	7,460
Fifth Third Bancorp	165	2,855
Franklin Resources	45	2,319
General Growth Properties‡	196	5,915
Genworth Financial, Cl A*	2,399	16,745
Goldman Sachs Group	23	3,965
Hartford Financial Services Group	78	3,034
HCP‡	834	39,440
Health Care ‡	215	17,619
Host Hotels & Resorts, ‡	133	3,044
Hudson City Bancorp	425	3,812
Huntington Bancshares	371	3,717
Intercontinental Exchange	48	9,875
Invesco	65	2,387
Iron Mountain‡	111	4,422
JPMorgan Chase	60	3,263
KeyCorp	251	3,261
Kimco Realty‡	222	6,138
Legg Mason	56	3,105
Leucadia National	124	2,811
Lincoln National	37	1,849
Loews	91	3,482
M&T Bank	34	3,847
Macerich‡	100	8,601
Marsh & McLennan	64	3,441
McGraw Hill Financial	35	3,130
MetLife	41	1,907
Moody's	36	3,288
Morgan Stanley	83	2,806
NASDAQ OMX Group	78	3,557
Navient	224	4,421
Northern Trust	57	3,727
People's United Financial	381	5,361
Plum Creek Timber‡	199	8,860
PNC Financial Services Group	41	3,466
Principal Financial Group	46	2,159
Progressive	168	4,360
Prologis‡	97	4,379
Prudential Financial	30	2,276
Public Storage‡	31	6,226
Regions Financial	316	2,749
Simon Property Group‡	37	7,351
State Street	37	2,646
SunTrust Banks	77	2,958
T Rowe Price Group	34	2,676
Torchmark	76	3,805
Travelers	55	5,655
Unum Group	114	3,541
US Bancorp	76	3,185
Ventas‡	530	42,299
Vornado Realty Trust‡	61	6,737
Wells Fargo	71	3,686

Janus (Formerly VelocityShares)
Schedule of Investments ● Equal Risk Weighted Large Cap ETF ● January 31, 2015
(Unaudited)

Description	Shares	Fair Value

Weyerhaeuser	147	$5,270
XL Group, Cl A	277	9,554
Zions Bancorporation	119	2,851
		479,759
Health Care — 10.7%
Abbott Laboratories	95	4,252
AbbVie	45	2,716
Actavis*	16	4,265
Aetna	36	3,306
Agilent Technologies	71	2,682
Alexion Pharmaceuticals*	16	2,932
Allergan	32	7,016
AmerisourceBergen, Cl A	61	5,798
Amgen	21	3,197
Anthem	28	3,779
Baxter International	63	4,430
Becton Dickinson	118	16,293
Biogen Idec*	13	5,059
Boston Scientific*	334	4,947
Bristol-Myers Squibb	80	4,821
Cardinal Health	73	6,073
Celgene*	24	2,860
Cerner*	65	4,313
Cigna	33	3,525
CR Bard	36	6,157
DaVita HealthCare Partners*	90	6,755
DENTSPLY International	76	3,802
Edwards Lifesciences*	38	4,763
Eli Lilly	82	5,904
Express Scripts Holding*	54	4,358
Gilead Sciences*	82	8,596
Hospira*	54	3,425
Humana	30	4,393
Intuitive Surgical*	12	5,934
Johnson & Johnson	40	4,006
Laboratory Corp of America Holdings*	42	4,821
Mallinckrodt*	56	5,935
McKesson	23	4,891
Medtronic	97	6,917
Merck	73	4,400
Mylan*	64	3,402
Patterson	99	4,959
PerkinElmer	69	3,154
Perrigo	31	4,704
Pfizer	147	4,594
Quest Diagnostics	55	3,909
Regeneron Pharmaceuticals*	11	4,583
St. Jude Medical	52	3,425
Stryker	42	3,824
Tenet Healthcare*	628	26,552
Thermo Fisher Scientific	27	3,381
UnitedHealth Group	32	3,400
Universal Health Services, Cl B	63	6,459
Varian Medical Systems*	58	5,369
Vertex Pharmaceuticals*	49	5,397
Waters*	29	3,452
Zimmer Holdings	32	3,587
Zoetis, Cl A	81	3,461
		274,933
Industrials — 8.6%
3M	18	2,921
ADT	78	2,683
Allegion	53	2,863
AMETEK	51	2,443

Description	Shares	Fair Value

Boeing	34	$4,943
Caterpillar	30	2,399
CH Robinson Worldwide	75	5,342
Cintas	68	5,352
CSX	130	4,329
Cummins	17	2,371
Danaher	36	2,966
Deere	114	9,712
Delta Air Lines	52	2,460
Dover	35	2,451
Dun & Bradstreet	31	3,568
Eaton	34	2,145
Emerson Electric	48	2,733
Equifax	47	3,970
Expeditors International of Washington	108	4,717
Fastenal	66	2,930
FedEx	30	5,073
Flowserve	45	2,452
Fluor	43	2,304
General Dynamics	22	2,931
General Electric	154	3,679
Honeywell International	28	2,737
Illinois Tool Works	29	2,700
Ingersoll-Rand	39	2,590
Jacobs Engineering Group*	66	2,515
Joy Global	66	2,768
Kansas City Southern	30	3,302
L-3 Communications Holdings, Cl 3	28	3,447
Lockheed Martin	30	5,651
Masco	146	3,627
Nielsen	121	5,271
Norfolk Southern	31	3,161
Northrop Grumman	24	3,767
PACCAR	40	2,404
Pall	30	2,903
Parker Hannifin	17	1,980
Pentair	40	2,472
Pitney Bowes	129	3,093
Precision Castparts	17	3,402
Quanta Services*	86	2,277
Raytheon	40	4,002
Republic Services, Cl A	245	9,722
Robert Half International	53	3,077
Rockwell Automation	21	2,287
Rockwell Collins	48	4,110
Roper Industries	21	3,241
Ryder System	25	2,070
Snap-on	26	3,450
Southwest Airlines	76	3,434
Stanley Black & Decker	38	3,559
Stericycle*	46	6,039
Textron	49	2,085
Tyco International	78	3,183
Union Pacific	23	2,696
United Parcel Service, Cl B	40	3,954
United Rentals*	17	1,409
United Technologies	36	4,132
Waste Management	132	6,789
WW Grainger	18	4,245
Xylem	69	2,353
		225,641
Information Technology — 9.1%
Accenture, Cl A	37	3,109

Janus (Formerly VelocityShares)
Schedule of Investments ● Equal Risk Weighted Large Cap ETF ● January 31, 2015
(Unaudited)

Description	Shares	Fair Value

Adobe Systems*	51	$3,577
Akamai Technologies*	40	2,326
Alliance Data Systems*	13	3,755
Altera	95	3,128
Amphenol, Cl A	59	3,169
Analog Devices	52	2,709
Apple	35	4,101
Applied Materials	102	2,330
Autodesk*	60	3,240
Automatic Data Processing	46	3,797
Avago Technologies, Cl A	24	2,469
Broadcom, Cl A	89	3,777
CA	96	2,909
Cisco Systems	122	3,217
Citrix Systems*	85	5,037
Cognizant Technology Solutions, Cl A*	77	4,168
Computer Sciences	75	4,551
Corning	104	2,472
eBay*	106	5,618
Electronic Arts*	54	2,962
EMC	122	3,163
F5 Networks*	22	2,456
Facebook, Cl A*	108	8,198
Fidelity National Information Services	52	3,246
First Solar*	53	2,243
Fiserv*	48	3,482
FLIR Systems	95	2,869
Google, Cl A*	5	2,688
Google, Cl C*	4	2,138
Harris	46	3,088
Hewlett-Packard	72	2,601
Intel	98	3,238
International Business Machines	116	17,784
Intuit	43	3,733
Juniper Networks	224	5,091
KLA-Tencor	41	2,520
Lam Research	44	3,363
Linear Technology	67	3,011
MasterCard, Cl A	30	2,461
Microchip Technology	59	2,661
Micron Technology*	56	1,639
Microsoft	93	3,757
Motorola Solutions	73	4,556
NetApp	91	3,440
NVIDIA	140	2,689
Oracle	81	3,393
Paychex	163	7,377
QUALCOMM	62	3,872
Red Hat*	49	3,126
salesforce.com inc*	46	2,597
SanDisk	25	1,898
Seagate Technology	35	1,975
Symantec	171	4,236
TE Connectivity	41	2,722
Teradata*	77	3,431
Texas Instruments	51	2,726
Total System Services	106	3,749
VeriSign*	100	5,448
Visa, Cl A	12	3,059
Western Digital	26	2,528
Western Union	162	2,754
Xerox	265	3,490
Xilinx	87	3,356

Description	Shares	Fair Value

Yahoo!*	82	$3,607
		233,880
Materials — 7.2%
Air Products & Chemicals	25	3,640
Airgas	37	4,168
Alcoa	166	2,598
Allegheny Technologies	66	1,883
Avery Dennison	62	3,241
Ball	91	5,763
CF Industries Holdings	25	7,634
Dow Chemical	51	2,303
Eastman Chemical	31	2,198
Ecolab	40	4,151
EI du Pont de Nemours	80	5,697
FMC	61	3,507
Freeport-McMoRan, Cl B	227	3,816
International Flavors & Fragrances	38	4,032
International Paper	76	4,002
LyondellBasell Industries, Cl A	33	2,610
Martin Marietta Materials	26	2,801
MeadWestvaco	69	3,469
Monsanto	44	5,191
Mosaic	85	4,139
Newmont Mining	3,472	87,321
Nucor	76	3,317
Owens-Illinois*	93	2,172
PPG Industries	12	2,675
Praxair	29	3,497
Sealed Air	64	2,592
Sherwin-Williams	15	4,069
Vulcan Materials	40	2,821
		185,307
Telecommunication Services — 1.7%
AT&T	230	7,572
CenturyLink	182	6,765
Frontier Communications	830	5,573
Level 3 Communications*	72	3,581
Verizon Communications	149	6,811
Windstream Holdings	1,623	12,903
		43,205
Utilities — 9.2%
AES	301	3,678
AGL Resources	110	6,202
Ameren	126	5,705
American Electric Power	130	8,165
CenterPoint Energy	152	3,510
CMS Energy	207	7,810
Consolidated Edison	266	18,428
Dominion Resources	68	5,229
DTE Energy	71	6,366
Duke Energy	294	25,619
Edison International	115	7,837
Entergy	124	10,851
Exelon	230	8,289
FirstEnergy	227	9,155
Integrys Energy Group	125	10,138
NextEra Energy	37	4,042
NiSource	112	4,845
Northeast Utilities	142	7,893
NRG Energy	173	4,266
PG&E	128	7,528
Pinnacle West Capital	78	5,474
PPL	161	5,716

Janus (Formerly VelocityShares)
Schedule of Investments ● Equal Risk Weighted Large Cap ETF ● January 31, 2015
(Unaudited)

Description	Shares/ Face Amount	Fair Value

Public Service Enterprise Group	133	$5,676
SCANA	101	6,441
Sempra Energy	37	4,141
Southern	426	21,607
TECO Energy	365	7,785
Wisconsin Energy	198	11,042
Xcel Energy	225	8,444
		241,882
Total Common Stock
(Cost $2,532,255)		2,585,070

Time Deposit — 0.70%
Brown Brothers Harriman, 0.030% 02/02/15	$18,069	18,069

Total Time Deposit
(Cost 18,069)		18,069

Total Investments - 99.9%
(Cost $2,550,324) †		$2,603,139

Percentages are based on Net Assets of $2,604,826.

* — Non-income producing security. ‡ — Real Estate Investment Trust. Cl — Class
NASDAQ — National Association of Securities Dealers Automated Quotations

The following is a list of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,585,070	$—	$—	$2,585,070
Time Deposit	—	18,069	—	18,069
Total Investments in Securities	$2,585,070	$18,069	$—	$2,603,139

For the period ended January 31, 2015, there have been no transfers between Level 1or Level 2 assets and liabilities.

For the period ended January 31, 2015, there have been no transfers between Level 2 or Level 3 assets and liabilities.

For the period ended January 31, 2015, there were no Level 3 investments.

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $2,550,324 and the unrealized appreciation and depreciation were $176,053 and $(123,238), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

VEL-QH-001-0400

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: March 30, 2015

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer

Date: March 30, 2015